Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 7,971,419	R$ 533,836
Tax loss carried forward	160,362	(413,137)
Negative tax basis of social contribution carried forward	59,533	(149,887)
Provision for judicial liabilities	(55,198)	715
Operating provisions and other losses	96,906	93,545
Exchange rate variation	(4,092,576)	5,000,881
Derivative (gains) losses (“MtM”)	(2,397,714)	2,908,925
Amortization of fair value adjustments arising from business combinations	17,806	193
Unrealized profit on inventories	(345,199)	387,579
Leases	(97,169)	250,834
Goodwill - tax benefit on unamortized goodwill	(216,174)	(288,233)
Property, plant and equipment - deemed cost	65,783	70,600
Depreciation accelerated for tax-incentive reason	48,869	66,217
Capitalized loan costs	5,459	(307,419)
Fair value of biological assets	311,954	(201,663)
Deferred taxes on the results of subsidiaries abroad	(76,753)
Credits on exclusion of ICMS from the PIS/COFINS tax base	16,410	12,763
Other temporary differences	5,526	5,670
Closing balance	R$ 1,479,244	R$ 7,971,419